Loans Payable	6 Months Ended
Jun. 30, 2024
Loans Payable [Abstract]
Loans payable

Note 9. Loans payable

At June 30, 2024 and December 31, 2023, loans payable consisted of the following:

	June 30,	December 31,
	2024	2023
Hire purchases - Motor Vehicle	$221,048	$248,768
Term loan I	-	154,195
Term loan II	-	147,697
Short-term loan I	162,135	166,533
Short-term loan II	202,133	-
	585,316	717,193
Less current portion	(407,115)	(512,435)
Long-term loans payable	$178,201	$204,758

On August 27, 2020, the Company acquired a motor vehicle pursuant to a hire purchase financing arrangement.

On September 23, 2021, the Company entered into an unsecured term loan agreement (“Term loan I”) with a third party and obtained a loan facility in the amount of $1.0 million with a maturity date 30 months from September 24, 2021. The loan bears an interest rate of 6% per annum on the initial facility amount. During the six months ended June 30, 2024, the Company had fully repaid this loan.

On January 6, 2022, the Company entered into an unsecured term loan agreement (“Term loan II”) with a third party and obtained a loan facility in the amount of $1.5 million with a maturity date 24 months from February 19, 2022. The loan bears an interest rate of 6% per annum on the initial facility amount. During the six months ended June 30, 2024, the Company had fully repaid this loan.

On December 12, 2022, the Company entered into a loan agreement (“Short-term loan I”) with a third party whereby the Company borrowed $0.2 million with the sole purpose to make payment to the Company’s suppliers in the People’s Republic of China (“PRC”). The loan is unsecured and bears an 0% interest rate. The loan is due in three months from the payment made by the lender on behalf to the Company’s supplier date. On March 13, 2023, the loan was extended to May 30, 2023 with the same terms and conditions. On October 2, 2023, the loan was extended to December 31, 2023 with the same terms and conditions. On March 8, 2024, the loan was further extended to December 31, 2024 with the same terms and conditions.

On May 27, 2024 and June 18, 2024, the Company entered into a loan agreement (“Short-term loan II”) with two third parties, each amounting to US$100,000. These loans have been fully repaid on July 29,2024.

For the six months ended June 30, 2024 and 2023, the Company recorded aggregate $29,380 and $87,945 interest expense on these loans, respectively.